Organization and Business Description - Schedule of Revenue (Details) - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenue [Line Items]
Net revenue	$ 23,502,010	$ 19,821,457	$ 19,190,541
Net income	$ 4,508,981	$ 3,438,466	$ 2,706,527